UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2021

Semi-Annual Report

Franklin

Multi-Asset Variable Allocation Series

Franklin Multi-Asset Variable Growth Fund

Franklin Multi-Asset Variable Moderate Growth Fund

Franklin Multi-Asset Variable Conservative Growth Fund

Your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Multi-Asset Variable Allocation Series

Franklin Multi-Asset Variable Allocation Series consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds and exchange-traded funds (ETFs), and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Multi-Asset Variable Allocation Series for the six-month reporting period ended June 30, 2021. Please read on for each Portfolio’s performance information during the Portfolios’ reporting period.

Special shareholder notice

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the Portfolios and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers will replace QS Investors as the subadviser and QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth will be renamed Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund, respectively. The merger will not change the manner in which each Portfolio is managed, nor will it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Portfolios’ prospectus supplement dated July 6, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Franklin Multi-Asset Variable Allocation Series

Performance review

Franklin Multi-Asset Variable Growth Fund1

Franklin Multi-Asset Variable Growth Fund (prior to August 7, 2021, the Portfolio was known as QS Variable Growth) seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Multi-Asset Variable Growth Fund returned 16.13%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Indexi, the Russell 3000 Indexii, and the Variable Growth Composite Benchmarkiii, returned -1.60%, 15.11% and 11.97%, respectively, over the same time frame. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averageiv returned 12.15% for the same period.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Multi-Asset Variable Growth Fund:
Class I	16.13%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Variable Growth Composite Benchmark	11.97%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	12.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratio for Class I shares was 0.82%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. This expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the Portfolio’s total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Franklin Multi-Asset Variable Allocation Series	III

Performance review (cont’d)

Franklin Multi-Asset Variable Moderate Growth Fund1

Franklin Multi-Asset Variable Moderate Growth Fund (prior to August 7, 2021, the Portfolio was known as QS Variable Moderate Growth) seeks long-term growth of capital. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Multi-Asset Variable Moderate Growth Fund returned 12.79%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 3000 Index, and the Variable Moderate Growth Composite Benchmarkv, returned -1.60%, 15.11% and 9.57%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averagevi returned 9.29% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Multi-Asset Variable Moderate Growth Fund:
Class I	12.79%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 3000 Index	15.11%
Variable Moderate Growth Composite Benchmark	9.57%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	9.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating fund expense ratio for Class I shares was 0.98%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

IV	Franklin Multi-Asset Variable Allocation Series

Franklin Multi-Asset Variable Conservative Growth Fund1

Franklin Multi-Asset Variable Conservative Growth Fund (prior to August 7, 2021, the Portfolio was known as QS Variable Conservative Growth) seeks balance of growth of capital and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 8.85%. The Portfolio’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index, the Russell 1000 Index, and the Variable Conservative Growth Composite Benchmarkvii, returned -1.60%, 14.95% and 6.55%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averageviii returned 7.18% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
6 months
Franklin Multi-Asset Variable Conservative Growth Fund:
Class I	8.85%
Class II	8.69%
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Russell 1000 Index	14.95%
Variable Conservative Growth Composite Benchmark	6.55%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	7.18%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.71% and 0.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares and 0.45% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the Portfolio’s total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Franklin Multi-Asset Variable Allocation Series	V

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Equity securities are subject to price and market fluctuations. Fixed income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds (commonly known as “junk” bonds) involve greater credit and liquidity risks than investment grade bonds.

Each Portfolio is a fund of funds — it invests primarily in other funds — and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and ETFs, rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds in which the Portfolio invests. The Portfolios pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Portfolio indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Portfolio bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Portfolio performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 70 funds in the Portfolio’s Lipper category.

[v]

The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

vi

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 245 funds in the Portfolio’s Lipper category.

vii

The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

viii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 284 funds in the Portfolio’s Lipper category.

VI	Franklin Multi-Asset Variable Allocation Series

Portfolios at a glance (unaudited)

Franklin Multi-Asset Variable Growth Fund Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Materials
18.6 Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(a)	Financials Industrials Consumer Discretionary Health Care Information Technology
17.0 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	Health Care Industrials Consumer Discretionary Financials Information Technology
10.2 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
8.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
7.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
6.2 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Asset-Backed Securities Collateralized Mortgage Obligations Energy
4.8 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Health Care Information Technology Industrials Consumer Discretionary Financials
4.2 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities

†	Subject to change at any time.

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	1

Portfolios at a glance (unaudited) (cont’d)

Franklin Multi-Asset Variable Moderate Growth Fund Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
18.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Materials
15.3 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Asset-Backed Securities Collateralized Mortgage Obligations Energy
13.6 Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(a)	Financials Industrials Consumer Discretionary Health Care Information Technology
13.1 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	Health Care Industrials Consumer Discretionary Financials Information Technology
11.6 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
10.3 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
9.2 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
4.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Consumer Discretionary Industrials
3.5 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Health Care Information Technology Industrials Consumer Discretionary Financials

†	Subject to change at any time.

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

2	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund Breakdown† as of — June 30, 2021

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
27.0 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund, Class IS Shares	U.S. Government & Agency Obligations Financials Asset-Backed Securities Collateralized Mortgage Obligations Energy
18.2 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Corporate Bonds & Notes U.S. Government & Agency Obligations Mortgage-Backed Securities Collateralized Mortgage Obligations Asset-Backed Securities
14.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Financials Health Care Consumer Discretionary Information Technology Materials
11.2 Legg Mason Global Asset Management Trust — Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)	Health Care Industrials Consumer Discretionary Financials Information Technology
11.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Communication Services Health Care Financials Industrials
8.7 Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares(b)	Financials Industrials Consumer Discretionary Health Care Information Technology
7.0 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Consumer Discretionary Health Care Industrials Communication Services
2.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Health Care Information Technology Industrials Consumer Discretionary Financials

†	Subject to change at any time.

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	3

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Variable Growth Fund	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Variable Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	16.13%	$1,000.00	$1,161.30	0.12%	$0.64	Class I	5.00%	$1,000.00	$1,024.20	0.12%	$0.60

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

4	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Variable Moderate Growth Fund	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Variable Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	12.79%	$1,000.00	$1,127.90	0.20%	$1.06	Class I	5.00%	$1,000.00	$1,023.80	0.20%	$1.00

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	5

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Variable Conservative Growth Fund	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Variable Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	8.85%	$1,000.00	$1,088.50	0.13%	$0.67	Class I	5.00%	$1,000.00	$1,024.15	0.13%	$0.65
Class II	8.69	1,000.00	1,086.90	0.38	1.97	Class II	5.00	1,000.00	1,022.91	0.38	1.91

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

6	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Schedules of investments (unaudited)

June 30, 2021

Franklin Multi-Asset Variable Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 100.0%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		309,390	$6,982,928
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,464,993	22,765,988
Franklin International Equity Fund, Class IS Shares		996,764	18,410,225	(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,018,453	16,804,476	(c)
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		268,359	8,748,500
ClearBridge Large Cap Growth Fund, Class IS Shares		133,756	10,132,020
ClearBridge Small Cap Growth Fund, Class IS Shares		81,840	4,750,810
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		311,864	4,132,198
Western Asset Intermediate Bond Fund, Class IS Shares		551,456	6,165,284
Total Investments in Underlying Funds before Short-Term Investments (Cost — $63,063,126)			98,892,429

	Rate
Short-Term Investments — 0.0%††
Invesco Government & Agency Portfolio, Institutional Class (Cost — $10,710)	0.026%	10,710	10,710
Total Investments — 100.0% (Cost — $63,073,836)			98,903,139
Liabilities in Excess of Other Assets — (0.0)%††			(14,909)
Total Net Assets — 100.0%			$98,888,230

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	7

Schedules of investments (unaudited) (cont’d)

June 30, 2021

Franklin Multi-Asset Variable Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 100.2%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		69,516	$1,568,974
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		426,343	6,625,374
Franklin International Equity Fund, Class IS Shares		257,398	4,754,132	(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		277,562	4,579,770	(c)
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		124,910	4,072,081
ClearBridge Large Cap Growth Fund, Class IS Shares		42,417	3,213,059
ClearBridge Small Cap Growth Fund, Class IS Shares		20,997	1,218,859
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		271,269	3,594,309
Western Asset Intermediate Bond Fund, Class IS Shares		477,632	5,339,926
Total Investments in Underlying Funds before Short-Term Investments (Cost — $24,043,551)			34,966,484

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $158,344)	0.026%	158,344	158,344
Total Investments — 100.6% (Cost — $24,201,895)			35,124,828
Liabilities in Excess of Other Assets — (0.6)%			(223,611)
Total Net Assets — 100.0%			$34,901,217

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

See Notes to Financial Statements.

8	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		894,836	$13,905,751
Franklin International Equity Fund, Class IS Shares		458,384	8,466,364	(b)
Franklin U.S. Small Cap Equity Fund, Class IS Shares		664,140	10,958,312	(c)
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		328,694	10,715,416
ClearBridge Large Cap Growth Fund, Class IS Shares		90,567	6,860,485
ClearBridge Small Cap Growth Fund, Class IS Shares		43,196	2,507,515
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,335,148	17,690,707
Western Asset Intermediate Bond Fund, Class IS Shares		2,356,633	26,347,156
Total Investments in Underlying Funds before Short-Term Investments (Cost — $73,432,635)			97,451,706

	Rate
Short-Term Investments — 0.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $124,790)	0.026%	124,790	124,790
Total Investments — 100.0% (Cost — $73,557,425)			97,576,496
Liabilities in Excess of Other Assets — (0.0)%††			(47,236)
Total Net Assets — 100.0%			$97,529,260

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds (Note 8).

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

(c)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	9

Statements of assets and liabilities (unaudited)

June 30, 2021

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$63,063,126	$24,043,551	$73,432,635
Short-term investments, at cost	10,710	158,344	124,790
Investments in affiliated Underlying Funds, at value	$98,892,429	$34,966,484	$97,451,706
Short-term investments, at value	10,710	158,344	124,790
Receivable for investments in affiliated Underlying Funds	1,000,000	—	—
Distributions receivable from affiliated Underlying Funds	16,603	14,405	71,004
Interest receivable	6	2	7
Receivable for Portfolio shares sold	—	89	—
Receivable from investment manager	—	3,153	—
Prepaid expenses	296	167	316
Total Assets	99,920,044	35,142,644	97,647,823

Liabilities:
Payable for investments in affiliated Underlying Funds	576,603	14,405	71,004
Payable for Portfolio shares repurchased	426,109	201,384	13,267
Audit and tax fees payable	14,930	14,791	14,903
Shareholder reports payable	8,342	5,474	8,216
Trustees’ fees payable	780	136	798
Service and/or distribution fees payable	—	—	3,557
Accrued expenses	5,050	5,237	6,818
Total Liabilities	1,031,814	241,427	118,563
Total Net Assets	$98,888,230	$34,901,217	$97,529,260

Net Assets:
Par value (Note 7)	$59	$22	$58
Paid-in capital in excess of par value	65,541,791	24,889,402	74,873,224
Total distributable earnings (loss)	33,346,380	10,011,793	22,655,978
Total Net Assets	$98,888,230	$34,901,217	$97,529,260

Net Assets:
Class I	$98,888,230	$34,901,217	$80,146,191
Class II	—	—	$17,383,069

Shares Outstanding:
Class I	5,935,148	2,168,797	4,753,476
Class II	—	—	1,035,779

Net Asset Value:
Class I	$16.66	$16.09	$16.86
Class II	—	—	$16.78

See Notes to Financial Statements.

10	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Statements of operations (unaudited)

For the Six Months Ended June 30, 2021

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$106,160	$87,446	$421,210
Interest	33	13	48
Total Investment Income	106,193	87,459	421,258

Expenses:
Fund accounting fees	16,323	16,049	16,318
Audit and tax fees	14,930	14,791	14,903
Legal fees	14,295	14,463	14,286
Shareholder reports	6,799	4,077	7,119
Trustees’ fees	2,500	1,023	2,468
Transfer agent fees (Note 5)	1,598	1,695	3,257
Insurance	856	483	916
Custody fees	285	269	264
Interest expense	21	1	7
Service and/or distribution fees (Notes 2 and 5)	—	—	19,768
Miscellaneous expenses	784	777	933
Total Expenses	58,391	53,628	80,239
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(19,351)	—
Net Expenses	58,391	34,277	80,239
Net Investment Income	47,802	53,182	341,019

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain (Loss) From:
Sale of affiliated Underlying Funds	1,378,167	436,311	614,890
Capital gain distributions from affiliated Underlying Funds	219,839	67,717	186,734
Net Realized Gain	1,598,006	504,028	801,624
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	12,836,110	3,574,984	6,860,789
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	14,434,116	4,079,012	7,662,413
Increase in Net Assets From Operations	$14,481,918	$4,132,194	$8,003,432

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	11

Statements of changes in net assets

Franklin Multi-Asset Variable Growth Fund

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$47,802	$1,090,522
Net realized gain	1,598,006	2,527,474
Change in net unrealized appreciation (depreciation)	12,836,110	5,029,784
Increase in Net Assets From Operations	14,481,918	8,647,780

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,641,878)	(4,699,254)
Decrease in Net Assets From Distributions to Shareholders	(2,641,878)	(4,699,254)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	350,025	794,640
Reinvestment of distributions	2,641,878	4,699,254
Cost of shares repurchased	(8,599,204)	(14,745,590)
Decrease in Net Assets From Portfolio Share Transactions	(5,607,301)	(9,251,696)
Increase (Decrease) in Net Assets	6,232,739	(5,303,170)

Net Assets:
Beginning of period	92,655,491	97,958,661
End of period	$98,888,230	$92,655,491

See Notes to Financial Statements.

12	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Franklin Multi-Asset Variable Moderate Growth Fund

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$53,182	$414,595
Net realized gain	504,028	855,914
Change in net unrealized appreciation (depreciation)	3,574,984	1,881,467
Increase in Net Assets From Operations	4,132,194	3,151,976

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(847,990)	(1,603,146)
Decrease in Net Assets From Distributions to Shareholders	(847,990)	(1,603,146)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	81,273	410,132
Reinvestment of distributions	847,990	1,603,146
Cost of shares repurchased	(2,342,564)	(3,713,466)
Decrease in Net Assets From Portfolio Share Transactions	(1,413,301)	(1,700,188)
Increase (Decrease) in Net Assets	1,870,903	(151,358)

Net Assets:
Beginning of period	33,030,314	33,181,672
End of period	$34,901,217	$33,030,314

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	13

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Variable Conservative Growth Fund

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$341,019	$1,346,615
Net realized gain	801,624	1,973,773
Change in net unrealized appreciation (depreciation)	6,860,789	5,484,136
Increase in Net Assets From Operations	8,003,432	8,804,524

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,271,044)	(3,493,004)
Decrease in Net Assets From Distributions to Shareholders	(2,271,044)	(3,493,004)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	4,324,636	5,898,482
Reinvestment of distributions	2,271,044	3,493,004
Cost of shares repurchased	(5,842,822)	(14,427,491)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	752,858	(5,036,005)
Increase in Net Assets	6,485,246	275,515

Net Assets:
Beginning of period	91,044,014	90,768,499
End of period	$97,529,260	$91,044,014

See Notes to Financial Statements.

14	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Financial highlights

Franklin Multi-Asset Variable Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1,2]	2021[3]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.74		$14.00	$12.20	$14.46	$14.55	$14.12

Income (loss) from operations:
Net investment income	0.01		0.17	0.18	0.20	0.22	0.20
Net realized and unrealized gain (loss)	2.36		1.30	2.52	(1.30)	2.56	0.98
Total income (loss) from operations	2.37		1.47	2.70	(1.10)	2.78	1.18

Less distributions from:
Net investment income	(0.00)	[4]	(0.21)	(0.21)	(0.38)	(0.29)	(0.21)
Net realized gains	(0.45)		(0.52)	(0.69)	(0.78)	(2.58)	(0.54)
Total distributions	(0.45)		(0.73)	(0.90)	(1.16)	(2.87)	(0.75)

Net asset value, end of period	$16.66		$14.74	$14.00	$12.20	$14.46	$14.55
Total return[5]	16.13%		11.24%	22.58%	(8.05)%	19.33%	8.50%

Net assets, end of period (000s)	$98,888		$92,655	$97,959	$94,715	$118,126	$110,803

Ratios to average net assets:
Gross expenses[6]	0.12%[7]		0.14%	0.12%	0.11%	0.12%	0.11%
Net expenses[6,8]	0.12	[7]	0.13 [9]	0.12	0.11	0.12	0.11
Net investment income	0.10	[7]	1.27	1.38	1.36	1.40	1.44

Portfolio turnover rate	4%		21%	19%	15%	88%[10]	20%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2021 (unaudited).

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	15

Financial highlights (cont’d)

Franklin Multi-Asset Variable Moderate Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1,2]	2021[3]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$14.62		$13.87	$12.16	$13.93	$14.57	$13.95

Income (loss) from operations:
Net investment income	0.02		0.18	0.20	0.22	0.24	0.24
Net realized and unrealized gain (loss)	1.84		1.29	2.25	(1.07)	2.18	0.87
Total income (loss) from operations	1.86		1.47	2.45	(0.85)	2.42	1.11

Less distributions from:
Net investment income	(0.00)	[4]	(0.23)	(0.51)	(0.35)	(0.34)	(0.30)
Net realized gains	(0.39)		(0.49)	(0.23)	(0.57)	(2.72)	(0.19)
Total distributions	(0.39)		(0.72)	(0.74)	(0.92)	(3.06)	(0.49)

Net asset value, end of period	$16.09		$14.62	$13.87	$12.16	$13.93	$14.57
Total return[5]	12.79%		11.07%	20.43%	(6.28)%	16.73%	7.99%

Net assets, end of period (000s)	$34,901		$33,030	$33,182	$31,468	$37,446	$38,178

Ratios to average net assets:
Gross expenses[6]	0.31%[7]		0.35%	0.29%	0.30%	0.30%	0.23%
Net expenses[6,8,9]	0.20	[7]	0.20	0.20	0.20	0.20	0.20
Net investment income	0.31	[7]	1.36	1.53	1.56	1.52	1.70

Portfolio turnover rate	3%		26%	21%	16%	87%[10]	21%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2021 (unaudited).

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

16	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class I Shares[1,2]	2021[3]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$15.86	$14.88	$13.23	$14.64	$14.76	$14.07

Income (loss) from operations:
Net investment income	0.06	0.23	0.27	0.28	0.28	0.31
Net realized and unrealized gain (loss)	1.34	1.37	2.01	(0.91)	1.73	0.73
Total income (loss) from operations	1.40	1.60	2.28	(0.63)	2.01	1.04

Less distributions from:
Net investment income	(0.01)	(0.32)	(0.31)	(0.38)	(0.39)	(0.35)
Net realized gains	(0.39)	(0.30)	(0.32)	(0.40)	(1.74)	—
Total distributions	(0.40)	(0.62)	(0.63)	(0.78)	(2.13)	(0.35)

Net asset value, end of period	$16.86	$15.86	$14.88	$13.23	$14.64	$14.76
Total return[4]	8.85%	10.96%	17.37%	(4.40)%	13.55%	7.43%

Net assets, end of period (000s)	$80,146	$77,465	$80,945	$78,534	$94,355	$93,763

Ratios to average net assets:
Gross expenses[5]	0.13%[6]	0.14%	0.12%	0.14%	0.14%	0.13%
Net expenses[5,7]	0.13 [6]	0.14 [8]	0.12	0.14	0.14	0.13
Net investment income	0.76 [6]	1.59	1.88	1.90	1.78	2.18

Portfolio turnover rate	5%	28%	24%	11%	86%[9]	18%

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2021 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	17

Financial highlights (cont’d)

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Class II Shares[1]	2021[2]	2020	2019	2018	2017[3]

Net asset value, beginning of period	$15.81	$14.83	$13.21	$14.62	$15.72

Income (loss) from operations:
Net investment income	0.04	0.21	0.25	0.33	0.32
Net realized and unrealized gain (loss)	1.33	1.35	1.97	(0.98)	0.66
Total income (loss) from operations	1.37	1.56	2.22	(0.65)	0.98

Less distributions from:
Net investment income	(0.01)	(0.28)	(0.28)	(0.36)	(0.34)
Net realized gains	(0.39)	(0.30)	(0.32)	(0.40)	(1.74)
Total distributions	(0.40)	(0.58)	(0.60)	(0.76)	(2.08)

Net asset value, end of period	$16.78	$15.81	$14.83	$13.21	$14.62
Total return[4]	8.69%	10.77%	16.94%	(4.55)%	6.18%

Net assets, end of period (000s)	$17,383	$13,579	$9,823	$4,888	$1,111

Ratios to average net assets:
Gross expenses[5]	0.38%[6]	0.39%	0.37%	0.38%	0.43%[6]
Net expenses[5,7]	0.38 [6]	0.39 [8]	0.37	0.38	0.43 [6]
Net investment income	0.52 [6]	1.41	1.77	2.32	3.90 [6]

Portfolio turnover rate	5%	28%	24%	11%	86%[9,10]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	For the period June 23, 2017 (inception date) to December 31, 2017.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[10]	For the year ended December 31, 2017.

See Notes to Financial Statements.

18	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) (prior to August 7, 2021, the Portfolios were known as QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$98,892,429	—	—	$98,892,429
Short-Term Investments†	10,710	—	—	10,710
Total Investments	$98,903,139	—	—	$98,903,139

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$34,966,484	—	—	$34,966,484
Short-Term Investments†	158,344	—	—	158,344
Total Investments	$35,124,828	—	—	$35,124,828

† See Schedule of Investments for additional detailed categorizations.

20	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$97,451,706	—	—	$97,451,706
Short-Term Investments†	124,790	—	—	124,790
Total Investments	$97,576,496	—	—	$97,576,496

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager and QS Investors, LLC (“QS Investors”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Under the investment management agreements, the Portfolios do not pay a management fee. Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc., also a wholly-owned subsidiary of Franklin Resources.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and

Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended June 30, 2021, fees waived and/or reimbursed were as follows:

Variable Moderate Growth	$19,351

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.75% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Portfolios’ sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth	$3,389,852	$11,169,996
Variable Moderate Growth	1,174,267	3,225,000
Variable Conservative Growth	4,433,648	5,374,998

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$63,073,836	$35,829,303	—	$35,829,303

	Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$24,201,895	$10,922,933	—	$10,922,933

22	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

	Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$73,557,425	$24,019,071	—	$24,019,071

4. Derivative instruments and hedging activities

During the six months ended June 30, 2021, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

		Transfer Agent Fees
Variable Growth
Class I		$1,598

		Transfer Agent Fees
Variable Moderate Growth
Class I		$1,695

	Service and/or Distribution Fees	Transfer Agent Fees
Variable Conservative Growth
Class I	—	$2,930
Class II	$19,768	327
Total	$19,768	$3,257

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Variable Moderate Growth
Class I	$19,351

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Variable Growth
Net Investment Income:
Class I	$25,001	$1,325,003

Net Realized Gains:
Class I	$2,616,877	$3,374,251

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Variable Moderate Growth
Net Investment Income:
Class I	$10,001	$510,002

Net Realized Gains:
Class I	$837,989	$1,093,144

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Variable Conservative Growth
Net Investment Income:
Class I	$41,062	$1,513,029
Class II	8,942	236,973
Total	$50,004	$1,750,002

Net Realized Gains:
Class I	$1,823,856	$1,508,547
Class II	397,184	234,455
Total	$2,221,040	$1,743,002

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Variable Growth
Class I
Shares sold	21,293	$350,025	57,152	$794,640
Shares issued on reinvestment	159,630	2,641,878	356,118	4,699,254
Shares repurchased	(530,297)	(8,599,204)	(1,125,910)	(14,745,590)
Net decrease	(349,374)	$(5,607,301)	(712,640)	$(9,251,696)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Variable Moderate Growth
Class I
Shares sold	5,127	$81,273	32,030	$410,132
Shares issued on reinvestment	53,066	847,990	118,899	1,603,146
Shares repurchased	(148,915)	(2,342,564)	(283,600)	(3,713,466)
Net decrease	(90,722)	$(1,413,301)	(132,671)	$(1,700,188)

24	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Variable Conservative Growth
Class I
Shares sold	30,881	$519,838	71,937	$1,058,057
Shares issued on reinvestment	111,272	1,864,918	200,104	3,021,576
Shares repurchased	(272,832)	(4,529,380)	(829,414)	(11,993,998)
Net decrease	(130,679)	$(2,144,624)	(557,373)	$(7,914,365)

Class II
Shares sold	231,558	$3,804,798	336,609	$4,840,425
Shares issued on reinvestment	24,348	406,126	31,290	471,428
Shares repurchased	(79,103)	(1,313,442)	(171,112)	(2,433,493)
Net increase	176,803	$2,897,482	196,787	$2,878,360

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2021. The following transactions were effected in such Underlying Funds for the six months ended June 30, 2021.

	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

		Purchased		Sold
Variable Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	$6,284,375	$60,000	2,659	$528,923	32,598	$176,077	—	—	$1,167,476	$6,982,928
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	20,250,518	375,000	24,131	1,809,984	162,504	610,016	—	—	3,950,454	22,765,988
Franklin International Equity Fund, Class IS Shares(a)	17,952,571	390,000	22,086	1,702,737	106,802	222,263	—	—	1,770,391	18,410,225
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	15,577,665	341,442	20,927	2,689,427	194,338	255,572	$4,183	$207,259	3,574,796	16,804,476
ClearBridge Appreciation Fund, Class IS Shares	7,712,780	495,000	16,987	495,143	16,992	44,857	—	—	1,035,863	8,748,500
ClearBridge Large Cap Growth Fund, Class IS Shares	8,909,216	875,000	13,073	704,130	10,509	65,870	—	—	1,051,934	10,132,020
ClearBridge Small Cap Growth Fund, Class IS Shares	4,360,385	205,026	3,682	314,065	6,493	50,934	—	27	499,464	4,750,810
Western Asset Core Bond Fund, Class IS Shares	4,577,943	287,619	21,700	618,568	44,726	(18,568)	40,043	12,553	(114,796)	4,132,198
Western Asset Intermediate Bond Fund, Class IS Shares	6,832,843	360,765	32,140	928,852	79,531	(28,854)	61,934	—	(99,472)	6,165,284
	$92,458,296	$3,389,852		$9,791,829		$1,378,167	$106,160	$219,839	$12,836,110	$98,892,429

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

		Purchased		Sold
Variable Moderate Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	$1,458,837	—	—	$158,557	9,255	$41,442	—	—	$268,694	$1,568,974
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	6,075,664	$70,000	4,359	678,230	59,066	211,771	—	—	1,157,940	6,625,374

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

	Affiliate Value at December 31, 2020					Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

Variable Moderate		Purchased		Sold
Growth (cont’d)		Cost	Shares	Cost	Shares
Franklin International Equity Fund, Class IS Shares(a)	$4,740,729	—	—	$433,323	28,188	$76,677	—	—	$446,726	$4,754,132
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	4,320,989	$167,938	10,166	886,124	63,208	73,876	$1,146	$56,792	976,967	4,579,770
ClearBridge Appreciation Fund, Class IS Shares	3,550,756	130,000	4,311	88,908	2,949	6,092	—	—	480,233	4,072,081
ClearBridge Large Cap Growth Fund, Class IS Shares	2,788,046	225,000	3,305	132,288	1,943	7,712	—	—	332,301	3,213,059
ClearBridge Small Cap Growth Fund, Class IS Shares	1,115,115	95,007	1,767	105,047	2,419	29,953	—	7	113,784	1,218,859
Western Asset Core Bond Fund, Class IS Shares	3,601,837	219,866	16,782	124,448	8,998	(4,448)	33,928	10,918	(102,946)	3,594,309
Western Asset Intermediate Bond Fund, Class IS Shares	5,353,949	266,456	23,948	181,764	15,549	(6,764)	52,372	—	(98,715)	5,339,926
	$33,005,922	$1,174,267		$2,788,689		$436,311	$87,446	$67,717	$3,574,984	$34,966,484

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

	Affiliate Value at December 31, 2020						Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2021

Variable Conservative		Purchased			Sold
Growth		Cost	Shares		Cost	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	$12,212,610	—	—		$814,503	72,116	$270,496	—	—	$2,507,644	$13,905,751
Franklin International Equity Fund, Class IS Shares(a)	8,374,457	$60,000	3,468		792,130	49,569	122,870	—	—	824,037	8,466,364
Franklin U.S. Small Cap Equity Fund, Class IS Shares(b)	10,034,993	135,662	8,297		1,509,003	111,945	170,997	$2,684	$132,979	2,296,660	10,958,312
ClearBridge Appreciation Fund, Class IS Shares	9,163,318	780,000	26,767		492,717	16,908	42,283	—	—	1,264,815	10,715,416
ClearBridge Large Cap Growth Fund, Class IS Shares	5,940,045	475,000	7,097		268,925	3,999	16,075	—	—	714,365	6,860,485
ClearBridge Small Cap Growth Fund, Class IS Shares	2,389,483	14	0	*	152,149	3,193	22,850	—	14	270,167	2,507,515
Western Asset Core Bond Fund, Class IS Shares	17,169,583	1,323,186	99,928		287,495	20,785	(12,495)	164,357	53,741	(514,567)	17,690,707
Western Asset Intermediate Bond Fund, Class IS Shares	25,632,888	1,659,786	148,017		443,186	37,912	(18,186)	254,169	—	(502,332)	26,347,156
	$90,917,377	$4,433,648			$4,760,108		$614,890	$421,210	$186,734	$6,860,789	$97,451,706

(a)	Prior to August 7, 2021, known as QS International Equity Fund.

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

*	Less than 1 share.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

26	Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report

10. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

Franklin Multi-Asset Variable Allocation Series 2021 Semi-Annual Report	27

Amended subadvisory agreements (unaudited)

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the QS Investors merger, Franklin Advisers became the subadviser of the Funds. At a meeting of the Trust’s Board of Trustees held in May 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Manager or Franklin Advisers (“Independent Trustees”), approved the amendment and restatement of a subadvisory agreement to reflect that Franklin Advisers assumed the rights and obligations of QS Investors under the agreement. The Board received an opinion from legal counsel that the amended and restated agreement, which took effect upon the closing of the QS Investors merger, did not require shareholder approval. The Board considered that the amended and restated agreement under which Franklin Advisers would provide services to the Funds were substantially identical to the agreement to which QS Investors had been a party, that there would be no change in services provided to the Funds, that there would be no change in the fees payable by the Funds, and that the amended and restated agreement would not continue beyond the term of the agreement with QS Investors unless approved by the Board or shareholders of the Funds. The Board also considered that the agreement with QS Investors had been approved by the Board at a meeting of the Board held in April 2020. At such meeting, the Board considered information regarding the nature, extent and quality of the services provided to the Funds, the Funds’ performance, management fees and expense ratios, the profitability of the Manager and its affiliates in providing services to the Funds, whether there had been economies of scale with respect to the management of the Funds and other benefits received by the Manager and its affiliates as a result of their relationship with the Funds. At its May 2021 meeting, the Board received and reviewed updated information regarding the performance and expenses of the Funds. After considering the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the amended and restated agreement, including the fees payable thereunder, was fair and reasonable and that entering into the amended and restated agreement was in the best interests of the Funds and its shareholders.

28	Franklin Multi-Asset Variable Allocation Series

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Portfolios and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	5,981,348,834	244,899,549
Andrew L. Breech	6,002,179,542	224,068,841
Althea L. Duersten	5,992,166,375	234,082,008
Stephen R. Gross	5,985,107,528	241,140,855
Susan M. Heilbron	5,972,898,124	253,350,259
Howard J. Johnson	5,972,990,414	253,257,968
Arnold L. Lehman	5,981,237,869	245,010,514
Robin J.W. Masters	6,004,137,733	222,110,650
Jerome H. Miller	5,985,092,839	241,155,543
Ken Miller	5,977,795,002	248,453,381
G. Peter O’Brien	5,988,225,486	238,022,897
Thomas F. Schlafly	5,980,117,822	246,130,561
Jane E. Trust	6,008,081,612	218,166,771

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

Franklin Multi-Asset Variable Allocation Series	29

Franklin

Multi-Asset Variable Allocation Series

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Distributor

Franklin Distributors, LLC††

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.
†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, LMIS was renamed to Franklin Distributors, LLC.

Franklin Multi-Asset Variable Allocation Series

Franklin Multi-Asset Variable Growth Fund

Franklin Multi-Asset Variable Moderate Growth Fund

Franklin Multi-Asset Variable Conservative Growth Fund

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Multi-Asset Variable Allocation Series

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 1-877-721-1926.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD01325 8/21 SR21-4207

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 16, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 16, 2021